FAIR VALUES - Fair Equity Instruments (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Equity investments
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at Fair Value with changes in profit or loss	$ 157,013	$ 131,517
Grupo Financiero Galicia S.A.
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at Fair Value with changes in profit or loss	16,273	113,027
Pampa Holding S.A
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at Fair Value with changes in profit or loss	24,701	12,507
Loma Negra S.A.
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at Fair Value with changes in profit or loss	16,086	4,798
YPF S.A.
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at Fair Value with changes in profit or loss	9,628	269
Ternium Argentina S.A.
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at Fair Value with changes in profit or loss	33,451	80
Aluar S.A.
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at Fair Value with changes in profit or loss	18,141	78
Transener S.A.
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at Fair Value with changes in profit or loss	7,290	12
Others
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at Fair Value with changes in profit or loss	$ 31,443	$ 746